UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 450 Lexington Ave, Suite 3300
         New York, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   November 1, 2005


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $1282288499



List of Other Included Managers:

No.   13F File Number    Name

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
Arch Capital Group Ltd.          COMMON           G0450A105    17357   350000 SH       SOLE                 350000        0        0
Adams Express Company            COMMON           006212104     1306    99518 SH       SOLE                  99518        0        0
American International Group,Inc COMMON           026874107    21686   350000 SH       SOLE                 350000        0        0
Alkermes, Inc.                   COMMON           01642T108     4452   265000 SH       SOLE                 265000        0        0
The Allstate Corporation         COMMON           020002101     6911   125000 SH       SOLE                 125000        0        0
American Tower Corporation       COMMON           029912201    16841   675000 SH       SOLE                 675000        0        0
Annuity and Life Re (Holdings),  COMMON           G03910109      560   500000 SH       SOLE                 500000        0        0
Apache Corporation               COMMON           037411105    50021   665000 SH       SOLE                 665000        0        0
Bank of America Corporation      COMMON           060505104    13262   315000 SH       SOLE                 315000        0        0
Bancroft Convertible Fund        COMMON           059695106      385    21088 SH       SOLE                  21088        0        0
Biogen Idec Inc.                 COMMON           09062X103     7106   180000 SH       SOLE                 180000        0        0
Berkshire Hathaway Inc. Class A  COMMON           084670108    24600      300 SH       SOLE                    300        0        0
Brooks Automation, Inc.          COMMON           114340102     6552   491500 SH       SOLE                 491500        0        0
Central Securities Corporation   COMMON           155123102     3026   119319 SH       SOLE                 119319        0        0
CIENA Corporation                COMMON           171779101     1452   550000 SH       SOLE                 550000        0        0
Costco Wholesale Corporation     COMMON           22160K105    30163   700000 SH       SOLE                 700000        0        0
Cisco Systems, Inc.              COMMON           17275R102    16128   900000 SH       SOLE                 900000        0        0
CEMEX, S.A. de C.V. ADR          COMMON           151290889    59781  1143041 SH       SOLE                1143041        0        0
Cytokinetics, Incorporated       COMMON           23282W100     4477   550000 SH       SOLE                 550000        0        0
Diageo plc                       COMMON           25243Q205    20304   350000 SH       SOLE                 350000        0        0
Dollar General Corporation       COMMON           256669102    13755   750000 SH       SOLE                 750000        0        0
Genentech, Inc.                  COMMON           368710406    30737   365000 SH       SOLE                 365000        0        0
Devon Energy Corporation         COMMON           25179M103    91978  1340000 SH       SOLE                1340000        0        0
EMC Corporation                  COMMON           268648102     3882   300000 SH       SOLE                 300000        0        0
EMCORE Corporation               COMMON           290846104     1206   197000 SH       SOLE                 197000        0        0
EOG Resources, Inc.              COMMON           26875P101    44940   600000 SH       SOLE                 600000        0        0
Ethan Allen Interiors Inc.       COMMON           297602104     8621   275000 SH       SOLE                 275000        0        0
Golden West Financial            COMMON           381317106    34743   585000 SH       SOLE                 585000        0        0
Halliburton Company              COMMON           406216101    30149   440000 SH       SOLE                 440000        0        0
The Home Depot, Inc.             COMMON           437076102    73229  1920000 SH       SOLE                1920000        0        0
Lafarge North America Inc.       COMMON           505862102    11832   175000 SH       SOLE                 175000        0        0
Lamar Advertising Company        COMMON           512815101    15873   350000 SH       SOLE                 350000        0        0
Medtronic, Inc.                  COMMON           585055106    24129   450000 SH       SOLE                 450000        0        0
MedImmune, Inc.                  COMMON           584699102    13460   400000 SH       SOLE                 400000        0        0
MetLife, Inc.                    COMMON           59156R108    14202   285000 SH       SOLE                 285000        0        0
MFA Mortgage Investments, Inc.   COMMON           55272X102     5670   925000 SH       SOLE                 925000        0        0
Millennium Pharmaceuticals, Inc. COMMON           599902103     1120   120000 SH       SOLE                 120000        0        0
Molex Incorporated Class A       COMMON           608554200    14141   550000 SH       SOLE                 550000        0        0
Microsoft Corporation            COMMON           594918104    39238  1525000 SH       SOLE                1525000        0        0
M&T Bank Corporation             COMMON           55261F104    32770   310000 SH       SOLE                 310000        0        0
North Fork Bancorporation, Inc.  COMMON           659424105    14025   550000 SH       SOLE                 550000        0        0
Annaly Mortgage Management, Inc. COMMON           035710409     8741   675000 SH       SOLE                 675000        0        0
PepsiCo, Inc.                    COMMON           713448108     9924   175000 SH       SOLE                 175000        0        0
Pfizer Inc                       COMMON           717081103    32461  1300000 SH       SOLE                1300000        0        0
PartnerRe Ltd.                   COMMON           G6852T105    25620   400000 SH       SOLE                 400000        0        0
Patterson-UTI Energy, Inc.       COMMON           703481101    27060   750000 SH       SOLE                 750000        0        0
Everest Re Group, Ltd.           COMMON           G3223R108    53845   550000 SH       SOLE                 550000        0        0
Reinsurance Group of America,    COMMON           759351109     8940   200000 SH       SOLE                 200000        0        0
Republic Services, Inc.          COMMON           760759100    41466  1175000 SH       SOLE                1175000        0        0
Royce Value Trust                COMMON           780910105     2192   110259 SH       SOLE                 110259        0        0
SunTrust Banks, Inc.             COMMON           867914103    13890   200000 SH       SOLE                 200000        0        0
The TJX Companies, Inc.          COMMON           872540109    51200  2500000 SH       SOLE                2500000        0        0
Talisman Energy Inc.             COMMON           87425E103    38647   791300 SH       SOLE                 791300        0        0
Total S.A. ADR                   COMMON           89151E109    44821   330000 SH       SOLE                 330000        0        0
Transatlantic Holdings, Inc.     COMMON           893521104    14250   250000 SH       SOLE                 250000        0        0
VeriSign, Inc.                   COMMON           92343E102     2853   133500 SH       SOLE                 133500        0        0
Weatherford International Ltd.   COMMON           G95089101    29181   425000 SH       SOLE                 425000        0        0
Wal-Mart Stores, Inc.            COMMON           931142103    25197   575000 SH       SOLE                 575000        0        0
Xerox Corporation                COMMON           984121103    25935  1900000 SH       SOLE                1900000        0        0